FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Capped Call Options [Member]
Balance	¥ 0	¥ 17,490,323
Foreign exchange loss	0	736,212
Change in fair value of capped call options	0	(18,226,535)
Balance	0	0
Convertible Senior Notes [Member]
Balance	423,739,708	1,506,981,361
Issuance of convertible senior notes	0	0
Foreign exchange loss/(gain)	(842,669)	18,141,799
Change in fair value of convertible senior notes	0	61,620,513
Repurchase of convertible senior notes	(422,829,295)	(746,775,033)
Balance	¥ 67,744	¥ 839,968,640